Fair Value Measurements - Additional Information (Details) $ in Thousands	12 Months Ended
Sep. 30, 2021 USD ($)
Changes in fair value [Member]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, period increase (decrease)	$ 18,939
Acquisition related liabilities payments [Member]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, period increase (decrease)	(16,070)
Goodwill [Member]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, period increase (decrease)	$ 29,080